Annual Total Returns (Vanguard European Stock Index Fund - Institutional Shares Institutional) (Vanguard European Stock Index Fund, Vanguard European Stock Index Fund - Institutional Shares)	18 Months Ended
Apr. 30, 2013
Vanguard European Stock Index Fund | Vanguard European Stock Index Fund - Institutional Shares
Annual Total Return
2012	21.04%
2011	(11.47%)
2010	5.07%
2009	32.09%
2008	(44.64%)
2007	13.96%
2006	33.64%
2005	9.44%
2004	21.05%
2003	38.89%